PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2014 and 2013 prepaid expenses and other current assets consist of the following:

	2014	2013

Prepaid insurance	$248	$346
Prepaid patent costs	159	127
Other prepaid expenses	48	52
Total prepaid expenses and other current assets	$455	$525